Drinker Biddle & Reath LLP
191 N. Wacker Drive, Ste. 3700
Chicago, IL  60606-1698
Telephone: (312) 569-1000
Fax: (312) 569-3000
www.drinkerbiddle.com

June 5, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Community Capital Trust (formerly, The Community Reinvestment Act Qualified Investment Fund)
File Nos. 333-71703 and 811-09221

Ladies and Gentlemen:

On behalf of Community Capital Trust (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Trust’s Post-Effective Amendment No. 24 (the “Amendment”) to its Registration Statement on Form N-1A under the 1933 Act, which was filed on May 29, 2013, and (ii) the text of the Amendment has been filed electronically.

Questions and comments concerning this letter can be directed to the undersigned at (312) 569-1107.

Sincerely,

/s/ David L. Williams
David L. Williams